UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-05446

Intermediate Bond Fund of America
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: May 31, 2012

Courtney R. Taylor
Intermediate Bond Fund of America
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

Intermediate Bond Fund of America®
Investment portfolio

May 31, 2012
unaudited

Bonds & notes — 94.01%	Principal amount (000)	Value (000)

U.S. TREASURY BONDS & NOTES — 35.44%
U.S. Treasury 0.625% 2012	$27,500	$27,514
U.S. Treasury 4.25% 2012	78,500	79,579
U.S. Treasury 4.625% 2012	20,000	20,151
U.S. Treasury 1.875% 20131	42,767	44,193
U.S. Treasury 2.75% 2013	25,000	25,480
U.S. Treasury 3.125% 2013	209,000	216,553
U.S. Treasury 3.625% 2013	52,750	54,468
U.S. Treasury 4.25% 2013	121,680	127,575
U.S. Treasury 0.25% 2014	116,100	116,075
U.S. Treasury 1.875% 2014	35,000	35,978
U.S. Treasury 2.25% 2014	166,000	172,509
U.S. Treasury 2.00% 20141	13,218	13,854
U.S. Treasury 2.625% 2014	188,250	197,708
U.S. Treasury 4.00% 2014	149,500	158,995
U.S. Treasury 0.375% 2015	123,600	123,715
U.S. Treasury 1.75% 2015	100,000	104,259
U.S. Treasury 1.625% 20151	1,171	1,256
U.S. Treasury 2.25% 2015	58,000	60,941
U.S. Treasury 4.125% 2015	50,000	55,511
U.S. Treasury 4.25% 2015	50,000	56,129
U.S. Treasury 0.125% 20161	19,221	20,164
U.S. Treasury 1.00% 2016	25,000	25,460
U.S. Treasury 1.50% 2016	12,600	13,095
U.S. Treasury 1.75% 2016	26,000	27,265
U.S. Treasury 2.00% 2016	79,250	83,648
U.S. Treasury 2.00% 2016	70,000	74,022
U.S. Treasury 2.375% 2016	50,000	53,548
U.S. Treasury 2.625% 2016	20,000	21,575
U.S. Treasury 3.00% 2016	20,000	22,066
U.S. Treasury 4.50% 2016	47,500	54,511
U.S. Treasury 5.125% 2016	96,500	113,903
U.S. Treasury 7.50% 2016	40,000	52,162
U.S. Treasury 0.875% 2017	153,100	154,792
U.S. Treasury 1.00% 2017	77,500	78,842
U.S. Treasury 4.25% 2017	50,000	59,365
U.S. Treasury 4.50% 2017	20,000	23,742
U.S. Treasury 4.625% 2017	115,000	136,277
U.S. Treasury 8.75% 2017	25,000	34,905
U.S. Treasury 3.50% 2018	10,000	11,507
U.S. Treasury 4.00% 2018	10,000	11,921
U.S. Treasury 2.625% 2020	30,000	33,199
U.S. Treasury 3.50% 2020	35,000	41,183
U.S. Treasury 8.75% 2020	15,000	23,690
U.S. Treasury 2.00% 2021	25,000	26,096
U.S. Treasury 2.125% 2021	138,500	146,522
U.S. Treasury 3.625% 2021	5,000	5,943
U.S. Treasury 8.00% 2021	20,000	31,714
U.S. Treasury 0.125% 20221	43,570	46,527
U.S. Treasury 1.75% 2022	25,000	25,414
U.S. Treasury 2.00% 2022	123,500	128,620
U.S. Treasury 6.25% 2023	25,000	36,679
U.S. Treasury 7.125% 2023	15,000	23,166
U.S. Treasury 7.625% 2025	20,000	33,162
U.S. Treasury 3.75% 2041	2,000	2,464
U.S. Treasury 3.125% 2042	25,000	27,453
		3,397,045

CORPORATE BONDS & NOTES — 25.71%
FINANCIALS — 7.79%
Countrywide Financial Corp., Series B, 5.80% 2012	7,750	7,752
Bank of America Corp. 4.50% 2015	5,000	5,116
Bank of America Corp., Series L, 3.625% 2016	10,985	10,884
Bank of America Corp. 3.75% 2016	8,620	8,533
Bank of America Corp. 5.75% 2017	5,070	5,283
Bank of America Corp. 5.625% 2020	12,000	12,456
Bank of America Corp. 5.70% 2022	5,000	5,326
Citigroup Inc. 4.587% 2015	16,640	17,335
Citigroup Inc. 6.01% 2015	4,750	5,093
Citigroup Inc. 3.953% 2016	5,535	5,631
Citigroup Inc. 4.45% 2017	1,000	1,033
Citigroup Inc. 6.125% 2018	2,525	2,752
Citigroup Inc. 8.50% 2019	9,475	11,627
Goldman Sachs Group, Inc. 3.625% 2012	2,125	2,134
Goldman Sachs Group, Inc. 3.625% 2016	20,500	20,214
Goldman Sachs Group, Inc. 5.25% 2021	3,560	3,530
Goldman Sachs Group, Inc. 5.75% 2022	11,100	11,417
Kimco Realty Corp. 6.00% 2012	1,250	1,275
Pan Pacific Retail Properties, Inc. 6.125% 2013	1,285	1,313
Kimco Realty Corp., Series C, 4.82% 2014	795	831
Kimco Realty Corp., Series C, 4.904% 2015	8,915	9,399
Kimco Realty Corp., Series C, 5.783% 2016	9,500	10,449
Kimco Realty Corp. 5.70% 2017	5,500	6,089
Kimco Realty Corp. 6.875% 2019	2,000	2,386
Westfield Group 5.40% 20122	7,500	7,601
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 20142	5,000	5,313
Westfield Group 7.50% 20142	750	823
Westfield Group 5.75% 20152	10,000	10,933
Westfield Group 5.70% 20162	1,250	1,378
Westfield Group 7.125% 20182	1,000	1,194
WEA Finance LLC 4.625% 20212	2,510	2,657
Simon Property Group, LP 6.75% 2014	5,655	6,167
Simon Property Group, LP 4.20% 2015	9,430	10,061
Simon Property Group, LP 6.10% 2016	7,000	8,085
Simon Property Group, LP 5.875% 2017	2,500	2,931
Simon Property Group, LP 10.35% 2019	750	1,057
MetLife Global Funding I 5.125% 20132	15,250	15,799
MetLife Global Funding I 2.50% 20152	12,000	12,378
Prologis, Inc. 7.625% 2014	10,750	11,853
Prologis, Inc. 5.625% 2016	6,260	6,823
Prologis, Inc. 6.625% 2018	3,000	3,479
Prologis, Inc. 6.875% 2020	5,000	5,973
Morgan Stanley, Series F, 2.875% 2014	7,250	7,083
Morgan Stanley 4.10% 2015	4,000	3,909
Morgan Stanley, Series F, 6.00% 2015	3,635	3,700
Morgan Stanley 3.80% 2016	11,500	10,865
Nordea Bank, Series 2, 3.70% 20142	18,000	18,686
Nordea Bank AB 3.125% 20172	5,000	5,041
Monumental Global Funding 5.50% 20132	4,500	4,662
Monumental Global Funding III 0.667% 20142,3	9,140	8,993
Monumental Global Funding III 5.25% 20142	8,500	8,979
Bank of New York Mellon Corp., Series G, 4.95% 2012	13,500	13,745
Bank of New York Mellon Corp., Series G, 2.50% 2016	7,000	7,271
JPMorgan Chase & Co. 4.75% 2013	6,000	6,191
JPMorgan Chase & Co. 3.40% 2015	6,000	6,198
JPMorgan Chase & Co. 4.35% 2021	4,500	4,710
JPMorgan Chase & Co. 4.625% 2021	3,500	3,718
Société Générale 3.10% 20152	5,000	4,810
Société Générale 5.75% 20162	3,798	3,690
Société Générale 5.20% 20212	12,400	11,533
UBS AG 2.25% 2014	7,000	7,012
UBS AG 4.875% 2020	11,000	11,613
New York Life Global Funding 5.25% 20122	9,000	9,148
New York Life Global Funding 4.65% 20132	9,000	9,308
Jackson National Life Global 5.375% 20132	17,565	18,196
Royal Bank of Scotland PLC 3.40% 2013	5,575	5,627
Royal Bank of Scotland PLC 3.95% 2015	7,000	6,987
Royal Bank of Scotland Group PLC 4.375% 2016	5,000	5,036
Australia & New Zealand Banking Group Ltd. 2.125% 20142	10,000	10,139
ANZ National (International) Ltd. 3.125% 20152	7,000	7,208
BNP Paribas 3.224% 20143	4,875	4,891
BNP Paribas 3.60% 2016	7,000	6,991
BNP Paribas 5.00% 2021	5,000	5,008
Barclays Bank PLC 5.45% 2012	4,000	4,050
Barclays Bank PLC 5.20% 2014	4,500	4,738
Barclays Bank PLC 6.05% 20172	4,140	4,174
Barclays Bank PLC 5.125% 2020	3,000	3,224
Wells Fargo & Co. 2.625% 2016	5,000	5,105
Wells Fargo & Co. 3.676% 2016	7,000	7,430
Wells Fargo & Co., Series I, 3.50% 2022	3,500	3,562
Westpac Banking Corp. 1.85% 2013	8,000	8,086
Westpac Banking Corp. 3.00% 2015	6,300	6,573
HSBC Finance Corp. 0.717% 20143	2,250	2,191
HSBC Finance Corp. 0.918% 20163	4,400	4,039
HSBC Holdings PLC 4.875% 2020	6,000	6,171
HSBC Holdings PLC 4.00% 2022	1,000	1,021
Northern Trust Corp. 5.50% 2013	6,500	6,871
Northern Trust Corp. 4.625% 2014	2,825	3,021
Northern Trust Corp. 5.85% 20172	2,750	3,250
Standard Chartered PLC 3.20% 20162	8,000	8,203
Standard Chartered Bank 6.40% 20172	4,020	4,405
Toyota Motor Credit Corp. 1.375% 2013	7,000	7,069
Toyota Motor Credit Corp. 1.75% 2017	5,000	5,022
American International Group, Inc. 3.80% 2017	11,400	11,586
US Bank NA 4.95% 2014	2,550	2,780
US Bancorp., Series T, 1.65% 2017	8,500	8,497
TIAA Global Markets 4.95% 20132	10,000	10,486
ACE INA Holdings Inc. 2.60% 2015	10,090	10,473
Allstate Life Global Funding Trust, Series 2008-4, 5.375% 2013	9,500	9,912
Berkshire Hathaway Inc. 2.20% 2016	8,500	8,834
Korea Development Bank 5.30% 2013	2,500	2,552
Korea Development Bank 8.00% 2014	5,350	5,840
Boston Properties LP 6.25% 2013	977	1,007
Boston Properties, Inc. 3.70% 2018	7,000	7,324
Capital One Financial Corp. 3.15% 2016	6,325	6,573
Commonwealth Bank of Australia 1.95% 2015	5,350	5,389
PRICOA Global Funding I 5.30% 20132	5,000	5,258
Lloyds TSB Bank PLC 6.375% 2021	4,750	5,135
ERP Operating LP 5.25% 2014	4,000	4,303
Principal Life Insurance Co. 5.30% 2013	4,000	4,162
Intesa Sanpaolo SpA 2.867% 20142,3	4,125	3,863
American Express Co. 6.15% 2017	2,900	3,426
Credit Suisse Group AG 5.50% 2014	3,000	3,189
UniCredito Italiano SpA 6.00% 20172	3,300	2,748
Nationwide Mutual Insurance Co. 5.81% 20242,3	1,630	1,495
Santander Issuances, SA Unipersonal 6.50% 20192,3	800	720
		747,068

CONSUMER STAPLES — 2.93%
Anheuser-Busch InBev NV 0.827% 20143	11,625	11,688
Anheuser-Busch InBev NV 3.625% 2015	7,000	7,510
Anheuser-Busch InBev NV 4.125% 2015	7,500	8,102
Anheuser-Busch InBev NV 7.75% 2019	5,480	7,264
Coca-Cola Co. 3.625% 2014	10,000	10,548
Coca-Cola Co. 1.50% 2015	10,000	10,250
Coca-Cola Co. 1.80% 2016	6,500	6,696
Coca-Cola Co. 3.15% 2020	6,285	6,781
SABMiller Holdings Inc. 2.45% 20172	25,290	25,983
SABMiller Holdings Inc. 3.75% 20222	3,000	3,188
PepsiCo, Inc. 0.875% 2013	5,000	5,018
PepsiCo, Inc. 3.10% 2015	6,000	6,360
PepsiCo, Inc. 2.50% 2016	16,000	16,868
Wal-Mart Stores, Inc. 4.25% 2013	2,000	2,068
Wal-Mart Stores, Inc. 2.25% 2015	5,000	5,200
Wal-Mart Stores, Inc. 2.875% 2015	7,000	7,414
Wal-Mart Stores, Inc. 2.80% 2016	7,000	7,480
Wal-Mart Stores, Inc. 5.80% 2018	740	903
Procter & Gamble Co. 3.50% 2015	7,500	8,071
Procter & Gamble Co. 1.45% 2016	8,410	8,604
Kraft Foods Inc. 2.625% 2013	3,830	3,890
Kraft Foods Inc. 2.25% 20172	7,725	7,888
Kraft Foods Inc. 3.50% 20222	3,675	3,767
Kroger Co. 7.50% 2014	6,030	6,655
Kroger Co. 3.90% 2015	5,250	5,688
Kroger Co. 6.40% 2017	2,500	3,028
British American Tobacco International Finance PLC 2.125% 20172	7,000	6,989
British American Tobacco International Finance PLC 9.50% 20182	5,910	8,147
Pernod Ricard SA 2.95% 20172	14,500	14,696
Walgreen Co. 4.875% 2013	10,500	11,047
Philip Morris International Inc. 2.90% 2021	8,850	9,150
Tesco PLC 5.50% 20172	6,840	7,958
Unilever Capital Corp. 3.65% 2014	7,500	7,906
General Mills, Inc. 0.816% 20143	7,500	7,519
Kimberly-Clark Corp. 7.50% 2018	4,500	6,092
Altria Group, Inc. 8.50% 2013	4,000	4,421
		280,837

ENERGY — 2.87%
Shell International Finance BV 1.875% 2013	17,000	17,212
Shell International Finance BV 4.00% 2014	25,000	26,556
Shell International Finance BV 3.10% 2015	7,500	8,004
StatoilHydro ASA 2.90% 2014	3,110	3,271
StatoilHydro ASA 3.875% 2014	4,750	5,028
Statoil ASA 3.125% 2017	22,000	23,705
Statoil ASA 3.15% 2022	4,000	4,188
Total Capital Canada Ltd. 1.625% 2014	5,000	5,080
Total Capital SA 3.00% 2015	7,000	7,377
Total Capital SA 2.30% 2016	8,000	8,304
Total Capital International 2.875% 2022	11,080	11,249
Kinder Morgan Energy Partners, LP 5.00% 2013	5,000	5,263
Kinder Morgan Energy Partners, LP 5.125% 2014	5,000	5,419
Kinder Morgan Energy Partners, LP 3.50% 2016	7,000	7,406
Kinder Morgan Energy Partners, LP 5.80% 2021	1,295	1,487
Kinder Morgan Energy Partners, LP 3.95% 2022	4,000	4,051
Kinder Morgan Energy Partners, LP 4.15% 2022	5,000	5,131
BG Energy Capital PLC 2.50% 20152	7,000	7,257
BG Energy Capital PLC 2.875% 20162	13,270	13,959
Chevron Corp. 3.95% 2014	18,000	19,096
TransCanada PipeLines Ltd. 0.875% 2015	7,000	6,998
TransCanada PipeLines Ltd. 6.50% 2018	5,000	6,302
Husky Energy Inc. 5.90% 2014	6,000	6,538
Husky Energy Inc. 7.25% 2019	3,000	3,758
Energy Transfer Partners, L.P. 5.20% 2022	9,500	10,069
Enbridge Energy Partners, LP, Series B, 6.50% 2018	4,600	5,615
Enbridge Energy Partners, LP 4.20% 2021	4,000	4,281
Transocean Inc. 5.05% 2016	8,000	8,747
Phillips 66 4.30% 20222	7,685	8,026
Enterprise Products Operating LLC 4.05% 2022	6,500	6,860
Canadian Natural Resources Ltd. 1.45% 2014	5,000	5,050
BP Capital Markets PLC 3.625% 20142	2,000	2,095
BP Capital Markets PLC 3.875% 2015	2,500	2,674
Devon Energy Corp. 1.875% 2017	4,075	4,071
Enbridge Inc. 5.60% 2017	2,500	2,875
Cenovus Energy Inc. 4.50% 2014	2,009	2,152
		275,154

HEALTH CARE — 2.83%
GlaxoSmithKline Capital Inc. 4.85% 2013	12,500	13,014
GlaxoSmithKline Capital PLC 1.50% 2017	24,539	24,612
GlaxoSmithKline Capital Inc. 5.65% 2018	10,000	12,044
GlaxoSmithKline Capital PLC 2.85% 2022	2,591	2,628
Novartis Capital Corp. 1.90% 2013	5,000	5,067
Novartis Capital Corp. 4.125% 2014	17,500	18,499
Novartis Capital Corp. 2.90% 2015	10,000	10,626
Novartis Securities Investment Ltd. 5.125% 2019	6,500	7,811
Roche Holdings Inc. 5.00% 20142	18,734	20,065
Roche Holdings Inc. 6.00% 20192	10,000	12,620
Amgen Inc. 1.875% 2014	5,000	5,091
Amgen Inc. 2.50% 2016	15,850	16,276
Amgen Inc. 2.125% 2017	7,000	7,035
Express Scripts Inc. 5.25% 2012	3,160	3,164
Express Scripts Inc. 6.25% 2014	1,010	1,106
Medco Health Solutions, Inc. 2.75% 2015	4,415	4,559
Express Scripts Inc. 2.65% 20172	5,000	5,098
Express Scripts Inc. 3.90% 20222	7,000	7,284
Pfizer Inc 5.35% 2015	10,000	11,241
Pfizer Inc 6.20% 2019	5,000	6,323
Gilead Sciences, Inc. 2.40% 2014	2,865	2,953
Gilead Sciences, Inc. 3.05% 2016	8,285	8,753
Gilead Sciences, Inc. 4.40% 2021	2,195	2,413
Sanofi 0.783% 20143	10,000	10,053
Schering-Plough Corp. 6.00% 2017	7,945	9,781
UnitedHealth Group Inc. 1.875% 2016	3,650	3,738
UnitedHealth Group Inc. 6.00% 2017	4,750	5,733
WellPoint, Inc. 6.00% 2014	4,400	4,756
WellPoint, Inc. 5.25% 2016	3,000	3,364
AstraZeneca PLC 5.40% 2012	7,000	7,094
Boston Scientific Corp. 6.00% 2020	5,000	5,944
Johnson & Johnson 0.557% 20143	5,000	5,026
DENTSPLY International Inc. 2.75% 2016	3,930	4,053
Cardinal Health, Inc. 1.90% 2017	3,700	3,704
		271,528

INDUSTRIALS — 2.25%
General Electric Co. 5.00% 2013	2,000	2,058
General Electric Capital Corp., Series A, 2.25% 2015	9,500	9,634
General Electric Capital Corp. 2.95% 2016	3,255	3,360
General Electric Capital Corp. 2.30% 2017	14,135	14,104
General Electric Capital Corp. 2.90% 2017	4,975	5,120
General Electric Capital Corp., Series A, 5.625% 2017	3,000	3,433
General Electric Capital Corp., Series A, 6.00% 2019	7,000	8,235
General Electric Capital Corp. 4.65% 2021	4,400	4,847
Canadian National Railway Co. 4.95% 2014	17,850	19,036
Canadian National Railway Co. 5.85% 2017	7,000	8,429
United Technologies Corp. 1.80% 2017	12,655	12,845
United Technologies Corp. 4.50% 2020	5,215	6,026
United Technologies Corp. 3.10% 2022	8,100	8,436
Union Pacific Corp. 5.125% 2014	6,125	6,557
Union Pacific Corp. 5.70% 2018	5,900	7,076
Union Pacific Corp. 4.00% 2021	7,000	7,752
Union Pacific Corp. 4.163% 2022	2,694	3,032
Burlington Northern Santa Fe LLC 7.00% 2014	13,480	14,818
Honeywell International Inc. 3.875% 2014	10,100	10,653
Northrop Grumman Corp. 3.70% 2014	9,500	10,022
Continental Airlines, Inc., Series 2006-1, Class G, FGIC insured, 0.834% 20153,4	9,487	9,286
Norfolk Southern Corp. 5.75% 2016	7,190	8,321
Danaher Corp. 2.30% 2016	6,000	6,297
John Deere Capital Corp., Series D, 4.90% 2013	5,000	5,262
Caterpillar Financial Services Corp., Series F, 4.85% 2012	1,000	1,022
Caterpillar Financial Services Corp., Series F, 4.25% 2013	4,000	4,100
BAE Systems Holdings Inc. 4.95% 20142	4,500	4,752
Volvo Treasury AB 5.95% 20152	4,300	4,714
Atlas Copco AB 5.60% 20172	4,000	4,583
CSX Corp. 5.75% 2013	1,635	1,698
		215,508

UTILITIES — 2.12%
Iberdrola Finance Ireland 3.80% 20142	20,000	19,738
Scottish Power PLC 5.375% 2015	4,000	4,243
Iberdrola Finance Ireland 5.00% 20192	5,000	4,653
Niagara Mohawk Power 3.553% 20142	11,170	11,812
National Grid PLC 6.30% 2016	10,990	12,752
National Rural Utilities Cooperative Finance Corp. 1.125% 2013	6,000	6,041
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	12,000	12,631
National Rural Utilities Cooperative Finance Corp. 1.00% 2015	3,650	3,679
National Rural Utilities Cooperative Finance Corp. 3.875% 2015	500	547
Pacific Gas and Electric Co. 6.25% 2013	12,250	13,244
PG&E Corp. 5.75% 2014	5,000	5,419
Progress Energy, Inc. 6.05% 2014	16,500	17,936
E.ON International Finance BV 5.80% 20182	13,000	15,608
Enel Finance International SA 3.875% 20142	15,550	15,428
PSEG Power LLC, Series B, 5.125% 2012	8,343	8,434
PSEG Power LLC 2.75% 2016	5,310	5,497
Electricité de France SA 5.50% 20142	10,000	10,665
Consumers Energy Co., First Mortgage Bonds, 5.15% 2017	500	578
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	3,100	3,846
Consumers Energy Co. 2.85% 2022	2,535	2,591
Teco Finance, Inc. 4.00% 2016	6,000	6,449
Entergy Louisiana, LLC 1.875% 2014	5,000	5,112
Duke Energy Indiana, Inc. 3.75% 2020	4,000	4,428
MidAmerican Energy Holdings Co. 5.75% 2018	3,600	4,287
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series Q, 5.45% 2013	2,850	3,002
Public Service Co. of Colorado 5.80% 2018	2,250	2,687
CenterPoint Energy Houston Electric, LLC, General Mortgage Bonds, Series U, 7.00% 2014	1,500	1,652
		202,959

TELECOMMUNICATION SERVICES — 1.64%
Verizon Communications Inc. 5.25% 2013	7,200	7,485
Verizon Communications Inc. 7.375% 2013	5,000	5,456
Verizon Communications Inc. 5.55% 2014	11,170	11,998
Verizon Communications Inc. 3.00% 2016	13,000	13,883
AT&T Inc. 4.95% 2013	8,250	8,479
AT&T Inc. 2.40% 2016	16,530	17,279
AT&T Inc. 2.95% 2016	8,000	8,510
Vodafone Group PLC 5.00% 2015	5,000	5,607
Vodafone Group PLC 5.375% 2015	12,000	13,316
France Télécom 4.375% 2014	5,000	5,275
France Télécom 2.125% 2015	13,150	13,196
Deutsche Telekom International Finance BV 4.875% 2014	5,000	5,331
Deutsche Telekom International Finance BV 3.125% 20162	5,500	5,689
Deutsche Telekom International Finance BV 2.25% 20172	5,600	5,553
Telecom Italia Capital SA 4.95% 2014	7,225	7,062
Telecom Italia Capital SA 6.175% 2014	9,000	8,978
Telefónica Emisiones, SAU 3.729% 2015	5,000	4,649
Telefónica Emisiones, SAU 4.949% 2015	3,050	2,947
Telefónica Emisiones, SAU 3.992% 2016	7,500	6,928
		157,621

CONSUMER DISCRETIONARY — 1.63%
Time Warner Cable Inc. 6.20% 2013	12,000	12,672
Time Warner Cable Inc. 7.50% 2014	5,430	6,051
Time Warner Cable Inc. 8.25% 2014	1,000	1,118
Time Warner Cable Inc. 4.00% 2021	5,000	5,226
Time Warner Inc. 4.75% 2021	8,750	9,838
Time Warner Cable Inc. 4.00% 2022	10,000	10,619
Volkswagen International Finance NV 1.625% 20132	5,000	5,032
Volkswagen International Finance NV 1.078% 20142,3	15,000	14,971
Comcast Corp. 5.30% 2014	2,000	2,133
Comcast Corp. 5.85% 2015	3,000	3,420
Comcast Corp. 6.30% 2017	9,000	10,864
NBCUniversal Media, LLC 2.10% 2014	7,500	7,650
NBCUniversal Media, LLC 2.875% 2016	7,000	7,336
News America Inc. 6.90% 2019	8,500	10,355
Home Depot, Inc. 4.40% 2021	7,500	8,631
Daimler Finance NA LLC 1.95% 20142	7,500	7,584
Walt Disney Co. 0.875% 2014	7,000	7,012
Omnicom Group Inc. 3.625% 2022	5,355	5,462
McDonald’s Corp., Series I, 4.30% 2013	5,000	5,142
Target Corp. 6.00% 2018	4,055	4,970
Nordstrom, Inc. 6.75% 2014	4,180	4,661
Thomson Reuters Corp. 5.95% 2013	4,130	4,349
Staples, Inc. 9.75% 2014	1,000	1,127
		156,223

INFORMATION TECHNOLOGY — 0.90%
International Business Machines Corp. 1.95% 2016	9,650	10,025
International Business Machines Corp. 2.00% 2016	7,000	7,249
International Business Machines Corp. 5.70% 2017	5,000	6,022
International Business Machines Corp. 1.875% 2019	10,000	10,098
Cisco Systems, Inc. 0.724% 20143	24,300	24,472
Cisco Systems, Inc. 2.90% 2014	5,500	5,795
National Semiconductor Corp. 6.15% 2012	6,500	6,510
National Semiconductor Corp. 6.60% 2017	2,500	3,111
Google Inc. 1.25% 2014	5,000	5,079
Hewlett-Packard Co. 0.867% 20143	5,000	4,954
Xerox Corp. 2.95% 2017	2,500	2,524
		85,839

MATERIALS — 0.75%
Rio Tinto Finance (USA) Ltd. 2.25% 2016	7,000	7,248
Rio Tinto Finance (USA) Ltd. 2.50% 2016	10,000	10,429
ArcelorMittal 3.75% 2015	13,000	13,035
ArcelorMittal 5.50% 2021	4,000	3,818
Xstrata Canada Financial Corp. 4.95% 20212	8,500	8,928
Newcrest Finance Pty Ltd. 4.45% 20212	7,000	7,418
BHP Billiton Finance (USA) Ltd. 5.50% 2014	5,865	6,367
Ecolab Inc. 3.00% 2016	5,455	5,765
Teck Resources Ltd. 4.75% 2022	3,735	4,001
Dow Chemical Co. 4.125% 2021	2,500	2,631
Anglo American Capital PLC 2.15% 20132	2,415	2,428
		72,068

Total corporate bonds & notes		2,464,805

MORTGAGE-BACKED OBLIGATIONS — 24.36%
FEDERAL AGENCY MORTGAGE-BACKED OBLIGATIONS4 — 22.23%
Fannie Mae 7.00% 2015	298	318
Fannie Mae 7.00% 2016	227	243
Fannie Mae 11.50% 2019	45	48
Fannie Mae 4.00% 2024	3,783	4,020
Fannie Mae 6.00% 2024	1,455	1,640
Fannie Mae 3.50% 2025	25,009	26,434
Fannie Mae 3.50% 2025	20,340	21,498
Fannie Mae 3.50% 2025	14,305	15,120
Fannie Mae 3.50% 2025	14,119	14,923
Fannie Mae 3.50% 2025	11,033	11,662
Fannie Mae 3.50% 2025	10,388	10,979
Fannie Mae 3.50% 2025	7,801	8,245
Fannie Mae 3.50% 2025	6,245	6,601
Fannie Mae 3.50% 2026	48,879	51,664
Fannie Mae 3.50% 2026	38,511	40,705
Fannie Mae 3.50% 2026	33,370	35,271
Fannie Mae 3.50% 2026	28,227	29,835
Fannie Mae 3.50% 2026	12,555	13,270
Fannie Mae 3.50% 2026	7,377	7,793
Fannie Mae 3.50% 2026	3,575	3,779
Fannie Mae 3.50% 2026	3,529	3,730
Fannie Mae 3.50% 2026	1,930	2,039
Fannie Mae 3.50% 2026	1,414	1,494
Fannie Mae 3.50% 2026	465	491
Fannie Mae 3.50% 2026	376	402
Fannie Mae 3.50% 2026	344	364
Fannie Mae 3.50% 2026	85	89
Fannie Mae 6.00% 2026	1,054	1,190
Fannie Mae 9.047% 20263	313	358
Fannie Mae 3.00% 2027	155,500	162,838
Fannie Mae 3.00% 2027	112,306	117,851
Fannie Mae 3.00% 2027	74,823	78,669
Fannie Mae 3.00% 2027	49,493	51,937
Fannie Mae 3.00% 2027	39,608	41,564
Fannie Mae 3.00% 2027	37,824	39,692
Fannie Mae 3.00% 2027	29,197	30,634
Fannie Mae 3.00% 2027	25,000	26,109
Fannie Mae 3.50% 2027	20,400	21,538
Fannie Mae 4.00% 2027	17,087	18,147
Fannie Mae 4.50% 2027	14,203	15,211
Fannie Mae 5.50% 2028	790	863
Fannie Mae 6.00% 2028	2,921	3,229
Fannie Mae 6.00% 2028	1,047	1,154
Fannie Mae 6.00% 2028	968	1,070
Fannie Mae 6.50% 2034	3,076	3,481
Fannie Mae 5.00% 2035	2,429	2,633
Fannie Mae 5.00% 2036	36,055	39,089
Fannie Mae 5.00% 2036	16,594	17,990
Fannie Mae 5.50% 2036	2,574	2,810
Fannie Mae 5.41% 20373	1,852	1,965
Fannie Mae 6.00% 2037	8,250	9,204
Fannie Mae 6.00% 2037	7,170	7,889
Fannie Mae 7.00% 2037	905	1,013
Fannie Mae 7.50% 2037	196	222
Fannie Mae 5.00% 2038	14,721	15,969
Fannie Mae 5.423% 20383	846	916
Fannie Mae 5.50% 2038	11,986	13,132
Fannie Mae 5.50% 2038	3,307	3,607
Fannie Mae 5.507% 20383	1,750	1,876
Fannie Mae 6.00% 2038	45,633	50,392
Fannie Mae 6.00% 2038	42,243	46,629
Fannie Mae 6.00% 2038	38,588	42,461
Fannie Mae 6.00% 2038	22,175	24,415
Fannie Mae 6.00% 2038	9,815	10,834
Fannie Mae 3.696% 20393	708	745
Fannie Mae 3.823% 20393	1,221	1,280
Fannie Mae 3.904% 20393	401	421
Fannie Mae 3.95% 20393	5,385	5,652
Fannie Mae 6.00% 2039	1,590	1,750
Fannie Mae 6.50% 2039	1,849	2,078
Fannie Mae 3.243% 20403	15,248	16,051
Fannie Mae 4.00% 2040	23,169	25,009
Fannie Mae 4.00% 2040	20,984	22,375
Fannie Mae 4.00% 2040	20,144	21,479
Fannie Mae 5.50% 2040	5,292	5,825
Fannie Mae 5.50% 2040	5,109	5,572
Fannie Mae 3.169% 20413	8,825	9,285
Fannie Mae 4.50% 2041	465	502
Fannie Mae 5.00% 2041	28,962	32,177
Fannie Mae 5.00% 2041	9,965	11,102
Fannie Mae 5.00% 2041	9,645	10,715
Fannie Mae 5.00% 2041	9,449	10,527
Fannie Mae 5.00% 2041	8,099	8,997
Fannie Mae 5.00% 2041	8,036	8,954
Fannie Mae 5.00% 2041	7,872	8,746
Fannie Mae 5.00% 2041	5,171	5,745
Fannie Mae 5.00% 2041	2,752	2,987
Fannie Mae 5.00% 2041	913	995
Fannie Mae 3.50% 2042	133,750	140,479
Fannie Mae 4.00% 2042	75,000	79,687
Fannie Mae 4.00% 2042	29,457	31,419
Fannie Mae 4.50% 2042	121,825	130,733
Fannie Mae 6.00% 2042	31,607	34,792
Fannie Mae 7.00% 2047	273	304
Fannie Mae 7.00% 2047	73	81
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	17,615	17,852
Fannie Mae, Series 2001-4, Class GA, 9.733% 20253	284	332
Fannie Mae, Series 2001-4, Class NA, 11.403% 20253	393	438
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029	811	976
Fannie Mae, Series 2001-20, Class D, 11.019% 20313	52	59
Fannie Mae, Series 2005-29, Class AK, 4.50% 2035	3,664	3,822
Fannie Mae, Series 2006-96, Class MO, principal only, 0% 2036	2,924	2,848
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	12,750	14,271
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	4,081	4,603
Fannie Mae, Series 2006-123, Class BO, principal only, 0% 2037	7,169	6,902
Fannie Mae, Series 2007-114, Class A7, 0.439% 20373	12,500	12,108
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	5,823	6,418
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	190	222
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	152	172
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	799	956
Freddie Mac, Series 1567, Class A, 0.65% 20233	41	41
Freddie Mac, Series 2626, Class NG, 3.50% 2023	402	413
Freddie Mac 5.00% 2023	4,226	4,534
Freddie Mac 5.00% 2023	1,483	1,590
Freddie Mac 5.00% 2024	945	1,015
Freddie Mac 6.00% 2026	317	350
Freddie Mac 6.00% 2026	121	134
Freddie Mac 6.50% 2027	2,212	2,497
Freddie Mac 5.657% 20373	1,950	2,080
Freddie Mac 6.00% 2037	1,842	2,059
Freddie Mac 6.00% 2037	685	765
Freddie Mac 4.947% 20383	6,289	6,664
Freddie Mac 5.00% 2038	2	2
Freddie Mac 5.417% 20383	2,004	2,148
Freddie Mac 5.50% 2038	2,808	3,056
Freddie Mac 6.50% 2038	5,041	5,648
Freddie Mac 3.594% 20393	2,603	2,755
Freddie Mac 5.00% 2041	30,810	34,120
Freddie Mac 5.00% 2041	9,589	10,620
Freddie Mac 5.00% 2041	6,369	7,074
Freddie Mac 5.00% 2041	4,587	5,095
Freddie Mac 5.00% 2041	1,184	1,315
Freddie Mac, Series T-041, Class 3-A, 6.957% 20323	419	487
Freddie Mac, Series 3061, Class PN, 5.50% 2035	7,745	8,639
Freddie Mac, Series 3171, Class MO, principal only, 0% 2036	6,179	5,927
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036	3,063	2,963
Freddie Mac, Series 3156, Class NG, 6.00% 2036	4,262	4,825
Freddie Mac, Series 3292, Class BO, principal only, 0% 2037	1,225	1,170
Freddie Mac, Series 3271, Class OA, 6.00% 2037	4,858	5,507
Government National Mortgage Assn. 4.50% 2040	43,958	48,747
Government National Mortgage Assn. 3.50% 2042	24,800	26,474
FDIC Structured Sale Guaranteed Notes, Series 2010-L2A, Class A, 3.00% 20192	3,050	3,084
		2,131,479

COMMERCIAL MORTGAGE-BACKED SECURITIES4 — 1.63%
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 20373	12,000	12,783
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 5.874% 20383	25,165	28,513
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039	2,950	3,229
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-4, 4.529% 2037	1,218	1,220
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.289% 20373	1,876	1,913
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	597	596
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C3, Class A-3, 4.545% 2042	947	944
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4B, 4.996% 20423	1,000	1,061
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 20462	9,450	10,048
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.735% 20493	7,050	7,948
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 20372	6,250	6,568
American Tower Trust I, Series 2007-1A, Class B, 5.537% 20372	1,000	1,062
American Tower Trust I, Series 2007-1A, Class C, 5.615% 20372	1,000	1,058
American Tower Trust I, Series 2007-1A, Class D, 5.957% 20372	7,500	7,751
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041	388	400
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-4, 5.268% 20443	13,981	15,565
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 2045	5,000	5,680
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class A-M, 5.87% 20453	6,500	6,883
CS First Boston Mortgage Securities Corp., Series 2003-CK2, Class A-4, 4.801% 2036	1,000	1,016
CS First Boston Mortgage Securities Corp., Series 2004-C2, Class E, 5.666% 20363	2,000	1,860
CS First Boston Mortgage Securities Corp., Series 2003-C3, Class G, 4.617% 20382	2,000	1,837
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 20403	6,690	6,878
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 20462	9,007	9,658
Crown Castle Towers LLC, Series 2010-1, Class C, 4.523% 20352	6,000	6,322
GE Commercial Mortgage Corp., Series 2004-C3, Class B, 5.324% 20393	2,000	2,101
GE Commercial Mortgage Corp., Series 2004-C2, Class B, 4.983% 2040	2,100	2,194
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.308% 20453	2,000	2,022
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% (undated)3	3,000	3,324
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-C1, Class X, interest only, 0.607% 20312,3	15,118	169
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-AB, 4.804% 2042	2,536	2,639
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.201% 20423	1,138	1,142
Morgan Stanley Capital I Trust, Series 2006-IQ11, Class A-M, 5.73% 20423	1,000	1,070
Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class A-2, 4.806% 2042	506	508
		155,962

OTHER MORTGAGE-BACKED SECURITIES4 — 0.48%
Bank of America 5.50% 20122	13,750	13,766
Compagnie de Financement Foncier 2.125% 20132	11,000	11,062
Bank of Montreal 2.85% 20152	7,500	7,942
Nationwide Building Society, Series 2007-2, 5.50% 20122	6,750	6,782
Northern Rock PLC 5.625% 20172	3,150	3,451
HBOS Treasury Services PLC 5.25% 20172	1,070	1,190
Royal Bank of Canada 3.125% 20152	1,000	1,059
Bank of Nova Scotia 1.45% 20132	1,000	1,012
		46,264

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED)4 — 0.02%
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	271	284
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	260	278
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	409	430
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	1,068	1,159
Paine Webber CMO, Series O, Class 5, 9.50% 2019	77	85
		2,236

Total mortgage-backed obligations		2,335,941

FEDERAL AGENCY BONDS & NOTES — 4.88%
Freddie Mac 2.125% 2012	25,000	25,155
Freddie Mac 0.375% 2013	55,000	55,109
Freddie Mac 0.75% 2014	20,000	20,185
Freddie Mac 2.50% 2014	14,300	14,885
Freddie Mac 5.00% 2014	10,000	10,992
Freddie Mac 5.50% 2016	2,920	3,490
Freddie Mac 1.00% 2017	16,400	16,486
Fannie Mae 2.50% 2014	5,250	5,472
Fannie Mae 2.625% 2014	9,000	9,490
Fannie Mae 2.75% 2014	20,000	20,868
Fannie Mae 3.00% 2014	8,250	8,743
Fannie Mae 1.625% 2015	30,000	31,028
Fannie Mae 2.375% 2015	25,000	26,427
Fannie Mae 1.25% 2016	10,000	10,192
Fannie Mae 5.375% 2016	2,080	2,471
Federal Home Loan Bank 1.75% 2012	25,000	25,093
Federal Home Loan Bank 4.625% 2012	20,000	20,322
Federal Home Loan Bank 5.375% 2016	1,420	1,699
Federal Home Loan Bank, Series 2816, 1.00% 2017	11,965	11,973
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 0.467% 20123	25,000	25,034
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.875% 2012	10,000	10,065
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.125% 2012	8,000	8,017
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 0.724% 20123	15,000	15,039
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 2.20% 2012	15,000	15,008
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp. 2.375% 2012	10,000	10,011
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp., Series L, 3.125% 2012	7,000	7,007
United States Government Agency-Guaranteed (FDIC insured), Goldman Sachs Group, Inc. 3.25% 2012	15,500	15,515
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.125% 2012	10,000	10,104
United States Government Agency-Guaranteed (FDIC insured), PNC Funding Corp. 2.30% 2012	9,700	9,711
United States Government Agency-Guaranteed (FDIC insured), John Deere Capital Corp. 2.875% 2012	7,500	7,508
United States Government Agency-Guaranteed (FDIC insured), KeyBank NA 3.20% 2012	7,250	7,256
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 2.625% 2014	5,000	5,216
Federal Agricultural Mortgage Corp. 5.125% 20172	1,070	1,270
CoBank ACB 1.074% 20222,3	935	747
		467,588

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 2.65%
France Government Agency-Guaranteed, Société Finance 2.25% 20122	19,285	19,291
France Government Agency-Guaranteed, Société Finance 2.875% 20142	5,440	5,626
France Government Agency-Guaranteed, Société Finance 3.375% 20142	5,900	6,132
Province of Ontario, Series 1, 1.875% 2012	25,500	25,670
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.50% 20122	5,875	5,941
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.70% 20142	1,045	1,095
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 3.625% 20142	14,000	14,828
Europe Government Agency-Guaranteed, Dexia Credit Local 2.00% 20132	12,000	11,802
Europe Government Agency-Guaranteed, Dexia Credit Local 2.75% 20142	10,000	9,797
Australia Government Agency-Guaranteed, Australia and New Zealand Banking Group Ltd. 0.754% 20122,3	20,000	20,001
Polish Government 5.25% 2014	5,000	5,250
Polish Government 5.00% 2015	8,000	8,626
Polish Government 6.375% 2019	2,825	3,250
United Kingdom Government Agency-Guaranteed, Network Rail Infrastructure Ltd 1.50% 20142	15,000	15,225
Swedish Government 1.00% 20142	10,600	10,730
Finland (Republic of) 1.25% 20152	10,000	10,166
Sweden Government Agency-Guaranteed, Swedbank AB 2.90% 20132	10,000	10,151
Netherlands Government 1.00% 2017	10,000	9,904
Denmark Government Agency-Guaranteed, Danish Finance Co. 2.45% 20122	9,680	9,705
European Investment Bank 3.125% 2014	9,250	9,672
Netherlands Government Agency-Guaranteed, ING Bank NV 3.90% 20142	9,000	9,448
Nordic Investment Bank, Series D, 3.625% 2013	9,000	9,298
Chilean Government 3.875% 2020	5,000	5,528
Asian Development Bank 2.75% 2014	5,100	5,331
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	4,250	5,136
United Mexican States Government Global 5.875% 2014	3,500	3,761
Croatian Government 6.75% 2019	2,000	1,913
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 20142	730	771
		254,048

MUNICIPALS — 0.53%
State of New York, Urban Development Corp., Service Contract Revenue Refunding Bonds, Series 2010-B, 5.00% 2014	15,000	16,097
State of Maryland, Howard Hughes Medical Institute, Taxable Bonds, 3.45% 2014	10,000	10,658
State of Illinois, General Obligation Bonds, Taxable Series of January 2010, 3.321% 2013	10,000	10,154
State of New Jersey, General Obligation Refunding Bonds, Series H, Assured Guaranty Municipal insured, 5.25% 2015	8,000	9,143
State of Texas, Board of Regents of the University of Texas System, Revenue Refunding Financing System Taxable Bonds
(Build America Bonds-Direct Payment), Series 2010-D, 2.616% 2015	4,500	4,742
		50,794

ASSET-BACKED OBLIGATIONS4 — 0.44%
Chase Issuance Trust, Series 2008-4, Class A, 4.65% 2015	5,000	5,158
Chase Issuance Trust, Series 2006-8, Class A, 0.299% 20163	10,000	9,997
Massachusetts RRB Special Purpose Trust, Series 2005-1, Class A-4, 4.40% 2015	7,455	7,609
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-3, 4.35% 2040	4,655	4,764
MBNA Credit Card Master Note Trust, Series 2004-1, Class B, 4.45% 2016	4,250	4,490
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-2, 4.98% 2015	3,011	3,066
World Omni Auto Receivables Trust, Series 2010-A, Class A-4, 2.21% 2015	2,350	2,384
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-1, 4.192% 2020	1,844	1,987
Vanderbilt Mortgage and Finance, Inc., Series 2000-C, Class A-4, 7.905% 2026	266	268
Vanderbilt Mortgage and Finance, Inc., Series 2000-D, Class A-4, 7.715% 2027	489	499
Green Tree Financial Corp., Series 1997-6, Class A-7, 7.14% 2029	689	747
PSE&G Transition Funding II LLC, Series 2005-1, Class A-2, 4.34% 2014	528	528
Origen Manufactured Housing Contract Trust, Series 2004-B, Class A-3, 4.75% 2021	500	502
		41,999

Total bonds & notes (cost: $8,673,346,000)		9,012,220

		Value
Preferred securities — 0.02%	Shares	(000)

GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS — 0.02%
CoBank, ACB, Class E, noncumulative2,5	4,000	$2,329

Total preferred securities (cost: $3,985,000)		2,329

	Principal amount
Short-term securities — 12.49%	(000)

U.S. Treasury Bills 0.076%–0.141% due 8/9–10/25/2012	$195,550	195,505
Federal Home Loan Bank 0.093%–0.19% due 6/8–12/20/2012	177,900	177,856
Freddie Mac 0.093%–0.19% due 6/12–11/2/2012	158,700	158,647
Fannie Mae 0.05%–0.13% due 6/6–11/19/2012	112,120	112,075
Jupiter Securitization Co., LLC 0.16%–0.20% due 6/1–7/2/20122	80,000	79,992
General Electric Co. 0.13% due 6/1/2012	39,200	39,200
General Electric Capital Corp. 0.12% due 6/13/2012	30,000	29,999
NetJets Inc. 0.13%–0.14% due 6/8–6/18/20122	52,000	51,994
U.S. Bank National Assn. 0.15% due 6/1/2012	50,000	50,000
National Rural Utilities Cooperative Finance Corp. 0.13% due 6/13/2012	45,000	44,998
Colgate-Palmolive Co. 0.08% due 6/5/20122	35,100	35,100
Abbott Laboratories 0.09% due 6/5/20122	35,000	35,000
Straight-A Funding LLC 0.13%–0.18% due 6/18–8/8/20122	33,456	33,446
Wal-Mart Stores, Inc. 0.10% due 6/18/20122	30,000	29,998
Merck & Co. Inc. 0.09% due 7/10/20122	30,000	29,998
Federal Farm Credit Banks 0.08%–0.15% due 6/13–12/7/2012	26,900	26,890
Paccar Financial Corp. 0.11% due 6/6/2012	25,000	24,999
Coca-Cola Co. 0.12% due 6/20/20122	25,000	24,998
PepsiCo Inc. 0.09% due 6/18/20122	10,000	9,999
Estée Lauder Companies Inc. 0.11% due 6/6/20122	7,100	7,100

Total short-term securities (cost: $1,197,776,000)		1,197,794

Total investment securities (cost: $9,875,107,000)		10,212,343
Other assets less liabilities		(625,500)

Net assets		$9,586,843

1Index-linked bond whose principal amount moves with a government price index.

2Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,124,148,000, which represented 11.73% of the net assets of the fund.

3Coupon rate may change periodically.
4Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
5Security did not produce income during the last 12 months.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission (“SEC”) rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At May 31, 2012, all of the fund’s investment securities were classified as Level 2.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$343,499
Gross unrealized depreciation on investment securities	(8,852)
Net unrealized appreciation on investment securities	334,647
Cost of investment securities for federal income tax purposes	9,877,696

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.
MFGEFP-923-0712O-S32888

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INTERMEDIATE BOND FUND OF AMERICA

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: July 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: July 27, 2012

By /s/ M. Susan Gupton
M. Susan Gupton, Treasurer and Principal Financial Officer

Date: July 27, 2012